Consolidated Statements of Changes in Shareholder's Equity (Deficiency) - USD ($) $ in Thousands		Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Accumulateddeficit [Member]
Balance at Dec. 31, 2013		$ (1,951)	$ 10	$ 25,681	$ 0	$ (27,642)
Balance (in shares) at Dec. 31, 2013			9,739
Reorganization and stock split	[1]	(1,951)	$ 20	25,671	0	(27,642)
Reorganization and stock split (in shares)	[1]		7,099,731
Issuance of ordinary shares in February 2014		2,000	$ 2	1,998	0	0
Issuance of ordinary shares in February 2014 (in shares)			560,224
Issuance of ordinary shares upon initial public offering, net in March 2014	[2]	39,856	$ 9	39,847	0	0
Issuance of ordinary shares upon initial public offering, net in March 2014 (in shares)	[2]		3,263,010
Cashless exercise of options		0	$ 1	(1)	0	0
Cashless exercise of options (in shares)			177,488
Stock based compensation		601	$ 0	601	0	0
Unrealized gain from marketable securities		4		0	4	0
Net loss		(9,103)		0	0	(9,103)
Balance at Dec. 31, 2014		31,407	$ 32	68,116	4	(36,745)
Balance (in shares) at Dec. 31, 2014			11,100,453
Stock based compensation		970	$ 0	970	0	0
Unrealized gain from marketable securities		(210)		0	(210)	0
Net loss		(10,622)		0	0	(10,622)
Balance at Dec. 31, 2015		$ 21,545	$ 32	$ 69,086	$ (206)	$ (47,367)
Balance (in shares) at Dec. 31, 2015			11,100,453

[1]	See also Note 1.
[2]	Net of offering costs in the amount of $4,204.